INTERIM CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Profit or loss [abstract]
Revenue	$ 349	$ 297	$ 1,011	$ 836
Cost of services, equipment and accessories	(45)	(30)	(116)	(81)
Selling, general and administrative expenses	(116)	(96)	(347)	(279)
Depreciation	(42)	(37)	(120)	(102)
Amortization	(23)	(17)	(67)	(46)
Impairment	(3)	(3)	(7)	(6)
Gain / (loss) on disposal of non-current assets	0	0	5	(1)
Listing expense	0	(162)	0	(162)
Other operating income	1	0	2	1
Operating profit	121	(48)	361	160
Finance costs	(18)	(18)	(55)	(57)
Finance income	6	2	14	13
Other non-operating (loss) / gain, net	16	(6)	(5)	(8)
Foreign exchange gain / (loss), net	(1)	(1)	10	(21)
Profit (loss) before tax	124	(71)	325	87
Income tax	(25)	(18)	(64)	(53)
Profit (loss) for the period	$ 99	$ (89)	$ 261	$ 34
Basic earnings (loss) per share (in dollars per share)	$ 0.43	$ (0.41)	$ 1.13	$ 0.16
Diluted earnings (loss) per share (in dollars per share)	$ 0.36	$ (0.41)	$ 1.13	$ 0.16
Weighted average shares outstanding:
Basic (in shares)	230,883,624	219,297,286	230,880,694	211,075,863
Diluted (in shares)	232,057,704	219,297,286	230,880,694	211,075,863